Credit impairment charges/(releases) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit impairment charges and other provisions

	2022			2021			2020
	Impairment Charges/(Releases)	Recoveries and reimburse-ments[a]	Total	Impairment Charges/(Releases)	Recoveries and reimburse-ments	Total	Impairment Charges/(Releases)	Recoveries and reimburse-ments	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost	1,428	(263)	1,165	(361)	240	(121)	4,308	(399)	3,909
Off-balance sheet loan commitments and financial guarantee contracts	18	—	18	(514)	—	(514)	776	—	776
Total	1,446	(263)	1,183	(875)	240	(635)	5,084	(399)	4,685
Cash collateral and settlement balances	28	—	28	(4)	—	(4)	2	—	2
Financial instruments at fair value through other comprehensive income	9		9	(8)	—	(8)	2	—	2
Other financial assets measured at cost	—	—	—	(6)	—	(6)	149	—	149
Credit impairment charges/(releases)	1,483	(263)	1,220	(893)	240	(653)	5,237	(399)	4,838
Note
a    Recoveries and reimbursements includes a net increase in amounts recoverable from financial guarantee contracts held with third parties of £199m (2021: £(306)m) and cash recoveries of previously written off amounts of £64m (2021: £66m).